Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash flow from operating activities		¥ 143,955,544	$ 20,635,238	¥ 99,452,205	¥ 108,057,941
Cash		129,048,978		151,947,942	12,661,634	$ 18,498,463	$ 21,780,904	¥ 27,002,080
Working capital		55,400,000
Accumulated other comprehensive income		¥ 3,097,741		1,508,665		$ 443,364
Translation adjustments, description	the fair value from RMB to USD using the exchange rate on March 31, 2017 at the rate of USD 1.00 to RMB 6.90.	The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK at December 31, 2018 and 2019 were translated at RMB1.00 to HKD 1.1413 and to HKD 1.1163, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to HKD 1.1530, HKD 1.1815 and to HKD 1.1363, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman and Skystar at December 31, 2018 and 2019 were translated at RMB 1.00 to USD 0.1457 and to USD 0.1433, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to USD 0.1489, USD 0.1451 and to USD 0.1450, respectively.	The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK at December 31, 2018 and 2019 were translated at RMB1.00 to HKD 1.1413 and to HKD 1.1163, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to HKD 1.1530, HKD 1.1815 and to HKD 1.1363, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman and Skystar at December 31, 2018 and 2019 were translated at RMB 1.00 to USD 0.1457 and to USD 0.1433, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to USD 0.1489, USD 0.1451 and to USD 0.1450, respectively.
Convenience translation, description		Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1433, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2019.	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1433, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2019.
Provision for doubtful accounts		¥ 1,574,896	$ 225,753	2,591	(121,413)
Estimated useful lives, percent		5.00%				5.00%
Business Acquisition, Percentage of Voting Interests Acquired		20.00%				20.00%
Advertising costs		¥ 59,091	$ 8,470		740,065
VAT rate, percent		6.00%	6.00%
Recognized tax benefit		50.00%				50.00%
Government subsidies		¥ 1,356,800	$ 194,490	1,236,593	650,025
Other income		¥ 2,390,525	$ 342,667	¥ 1,337,711	566,260
Additional input on tax		As part of VAT reform in 2019, from April 1, 2019 to December 31, 2021, a taxpayer in certain service industries could claim additional 10% of input VAT credit based on total input VAT paid to suppliers, the credit was applied to offset with the Company’s VAT payable.	As part of VAT reform in 2019, from April 1, 2019 to December 31, 2021, a taxpayer in certain service industries could claim additional 10% of input VAT credit based on total input VAT paid to suppliers, the credit was applied to offset with the Company’s VAT payable.
Dilutive shares (in Shares) | shares		8,611,133	8,611,133	8,611,133
Employee benefit plan		¥ 1,451,938		¥ 1,057,537	¥ 947,723
Statutory surplus reserve fund, description		Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives contractual terms		5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives contractual terms		10 years	10 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Provision for doubtful accounts		¥ 1,577,486	$ 226,124	¥ 2,591
Other Income, net [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other income		¥ 851,583	$ 122,070